Form N-1A Cover	Dec. 29, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Dec. 29, 2025
Document Effective Date	Dec. 29, 2025
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Feb. 28, 2025